Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Registrant Name	SA Funds - Investment Trust
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Oct. 28, 2022
Document Effective Date	Oct. 31, 2022
Prospectus Date	Oct. 28, 2022
Entity Inv Company Type	N-1A
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Risk/Return:
Trading Symbol	SAUFX
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Risk/Return:
Trading Symbol	SAXIX
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Risk/Return:
Trading Symbol	SAMKX
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Risk/Return:
Trading Symbol	SABTX
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Risk/Return:
Trading Symbol	SAUMX
Investor Class Shares | SA International Value Fund | SA International Value Fund
Risk/Return:
Trading Symbol	SAHMX
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Risk/Return:
Trading Symbol	SAISX
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Risk/Return:
Trading Symbol	SAEMX
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Risk/Return:
Trading Symbol	SAREX
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Risk/Return:
Trading Symbol	SAWMX